Assets and liabilities held for sale (Tables)	12 Months Ended
Dec. 31, 2025
Assets Held For Sale [Abstract]
Schedule of Assets and Liabilities Held For Sale
The following table summarizes the carrying value of the assets and liabilities that are classified as held for sale at December 31, 2025 and December 31, 2024.

For the year ended December 31	Note			2025	2024
Assets held for sale:
Bell Media radio stations
Property, plant and equipment			18	—	12
Intangible assets			20	—	26
Goodwill			23	—	17
OUTEDGE advertising displays
Property, plant and equipment	4	,	18	—	22
Intangible assets	4	,	20	—	3
Other
Trade and other receivables				3	—
Property, plant and equipment			18	3	—
Intangible assets			20	1	—
Total assets held for sale				7	80
Liabilities held for sale:
Minority stake in MLSE			10	—	493
Bell Media radio stations
Long-term debt				—	7
Deferred tax liabilities				—	6
Other non-current liabilities				—	2
OUTEDGE advertising displays
Debt due within one year				—	3
Long-term debt				—	18
Other
Trade payables and other liabilities				3	—
Debt due within one year				4	—
Long-term debt				3	—
Total liabilities held for sale				10	529
Net assets held for sale				(3)	(449)